Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Shares Authorized

On December 4, 2023, stockholders of the Company approved a decrease to the number of authorized shares of the Company’s common stock from 500,000,000 shares to 100,000,000 shares. On December 4, 2023, the Company filed a Certificate of Amendment (the “Amendment”) to its Certificate of Incorporation with the Delaware Secretary of State to decrease its authorized shares of common stock from 500,000,000 shares to 100,000,000 shares. On December 19, 2023, the Company reincorporated as a Nevada corporation and filed Articles of Incorporation with the Nevada Secretary of State on such date. The Company has 105,000,000 shares authorized which consist of 100,000,000 shares of common stock and 5,000,000 shares of preferred stock.

Common Stock Issued for Services

On August 29, 2022, the Company entered into a one-year consulting agreement with an entity for investor relations services. In connection with this consulting agreement, the Company issued 20,000 restricted common shares of the Company to the consultant. These shares vest immediately. These shares were valued at $135,100, or $6.755 per common share, based on contemporaneous common share sales by the Company. In connection with this consulting agreement, during the six months ended June 30, 2024 and 2023, the Company recorded stock-based professional fees of $0 and $67,550, respectively.

Sale of Common Stock and Warrants

On June 4, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain institutional investors, pursuant to which the Company agreed to sell to such investors 883,395 shares (the “Shares”) of common stock of the Company (the “Common Stock”) at a purchase price of $2.18 per share of Common Stock, and pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 34,037 shares of Common Stock of the Company (the “Pre-Funded Warrant Shares”), having an exercise price of $0.0001 per share, and a purchase price of $2.1799 per Pre-Funded Warrant (the “Offering”). The shares of Common Stock and Pre-Funded Warrants (and shares of common stock underlying the Pre-Funded Warrants) were offered by the Company pursuant to its shelf registration statement on Form S-3 (File No. 333-276658), which was declared effective by the Securities and Exchange Commission on January 30, 2024.

Concurrently with the sale of Common Stock and/or the Pre-Funded Warrants, pursuant to the Purchase Agreement in a private placement, for each share of Common Stock and/or Pre-Funded Warrant purchased by the investors, such investors received from the Company an unregistered warrant (the “Common Warrant”) to purchase one share of Common Stock (the “Common Warrant Shares”). Accordingly, the Company issued an aggregate of 917,432 Common Warrants to the Investors. The Common Warrants have an exercise price of $2.06 per share and are exercisable immediately upon issuance for a five-year period.

On April 23, 2024, the Company entered into an engagement agreement with H.C. Wainwright & Co., LLC, as exclusive placement agent (the “Placement Agent”), pursuant to which the Placement Agent agreed to act as placement agent on a reasonable “best efforts” basis in connection with the Offering. The Company agreed to pay the Placement Agent an aggregate cash fee equal to 7.5% of the gross proceeds from the sale of securities in the Offering and a management fee equal to 1.0% of the gross proceeds raised in the Offering. The Company also agreed to issue the Placement Agent (or its designees) a warrant (the “Placement Agent Warrant”) to purchase up to 7.5% of the aggregate number of shares of Common Stock and/or Pre-Funded Warrants sold in the offering, In connection with the June 4, 2024 Purchase Agreement, the Company paid the Placement Agent a cash fee and management fee of $170,000 and the Placement Agent received Placement Agent Warrants to purchase up to 68,807 shares of Common Stock, at an exercise price equal to 125.0% of the offering price per share of Common Stock, or $2.725 per share. The Placement Agent Warrants are exercisable immediately upon issuance for a period of five years following the commencement of the sales pursuant to the Offering. In addition, the Company paid to pay the Placement Agent $25,000 for non-accountable expenses, $50,000 for legal expenses and other out-of-pocket expenses and $15,950 for clearing fees.

The closing of the sales of these securities under the Purchase Agreement took place on June 6, 2024. The public offering price for each share of Common Stock was $2.18 for aggregate gross proceeds of $1,925,801, and public offering price for the Pre-Funded Warrants was $2.1799 for each Pre-Funded Warrant for aggregate gross proceeds of $74,201. In connection with this Offering, the Company raised aggregate gross proceeds of $2,000,002 and received net proceeds of $1,673,216, net of Underwriters discounts and offering costs of $260,950 and legal fees of $65,833. The Company intends to use the net proceeds from the offering for working capital and other general corporate purposes.

The per share exercise price for the Pre-Funded Warrants was $0.0001 and the Pre-Funded Warrants were exercisable immediately. The Underwriters immediately exercised the 34,037 Pre-Funded Warrants and the Underwriters received 34,037 shares of Common Stock for cash of $3. The Pre-Funded Warrants are not and will not be listed for trading on any national securities exchange or other nationally recognized trading system.

The Common Warrants and the Common Warrant Shares were sold without registration under the Securities Act of 1933 (the “Securities Act”) in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act as transactions not involving a public offering and Rule 506 promulgated under the Securities Act as sales to accredited investors, and in reliance on similar exemptions under applicable state laws.

Pursuant to the terms of the Purchase Agreement and subject to certain exceptions as set forth in the Purchase Agreement, from the date of the Purchase Agreement until fifteen (15) days after the Closing Date, neither the Company nor any Subsidiary shall issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or Common Stock Equivalents. In addition, until the one year from the Closing Date, the Company is prohibited from entering into a Variable Rate Transaction (as defined in the Purchase Agreement), subject to certain limited exceptions.

The Company has agreed to file a registration statement on Form S-3 (or other appropriate form if the Company is not then S-3 eligible) providing for the resale of the Common Warrant Shares (the “Resale Registration Statement”) within 45 calendar days of the date of the Purchase Agreement (the “Filing Date”), and to use commercially reasonable efforts to cause the Resale Registration Statement to be declared effective by the SEC within 60 calendar days following the date of the Filing Date and to keep the Resale Registration Statement effective at all times until the Holders no longer own any Common Warrants or Common Warrant Shares.

Stock Repurchase Plan

On January 26, 2023, the Company’s Board of Directors authorized a stock repurchase plan to repurchase up to $1 million of the Company’s issued and outstanding common stock, from time to time, with such plan to be in place until December 31, 2023. On January 9, 2024, the Board of Directors of the Company approved an extension of the previously announced stock repurchase program authorizing the purchase of up to $1 million of the Company’s common stock until March 31, 2024, on April 4, 2024, the Stock Repurchase Plan was extended to April 30. During the year ended December 31, 2023, the Company purchased 252,855 shares of common stock for a cost of $471,121, which is reflected in treasury stock on the accompanying unaudited consolidated balance sheet. During the six months ended June 30, 2024, the Company purchased 102,855 shares of common stock for a cost of $173,113. As of June 30, 2024, the Company has repurchased an aggregate of 355,710 shares of its common stock for a total cost of $644,234 pursuant to its Stock Repurchase Program.

Stock Options

On January 18, 2021, the Company’s board of directors (“Board”) approved the Silo Pharma, Inc. 2020 Omnibus Equity Incentive Plan (the “2020 Plan”) to incentivize employees, officers, directors and consultants of the Company and its affiliates. 170,000 shares of common stock are reserved and available for issuance under the 2020 Plan, provided that certain exempt awards (as defined in the 2020 Plan), shall not count against such share limit. The 2020 Plan provides for the grant, from time to time, at the discretion of the Board or a committee thereof, of cash, stock options, including incentive stock options and nonqualified stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation units and other stock or cash-based awards. The 2020 Plan shall terminate on the tenth anniversary of the date of adoption by the Board. Subject to certain restrictions, the Board may amend or terminate the Plan at any time and for any reason. An amendment of the 2020 Plan shall be subject to the approval of the Company’s stockholders only to the extent required by applicable laws, rules or regulations. On March 10, 2021, the 2020 Plan was approved by the stockholders. On September 15, 2023, our Board of Directors adopted the Silo Pharma, Inc. Amended and Restated 2020 Omnibus Equity Incentive Plan which was approved by the Company’s stockholders on December 4, 2023. The Amended and Restated Omnibus Equity Incentive Plan (i) increases the number of shares of common stock that may be issued under such plan by 300,000 shares to 470,000 shares and (ii) includes clawback provisions to comply with recent developments of applicable law.

During the six months ended June 30, 2024 and 2023, the Company amortized $0 and $8,474 of the deferred compensation which was recorded as compensation expense in the accompanying unaudited consolidated statement of operations and comprehensive loss, respectively. As of June 30, 2024 and December 31, 2023, there were no remaining deferred compensation costs.

Stock option activities for the six months ended June 30, 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2023	28,850	$7.28	5.31	$8,610
Expired	(2,000)	0.005	-	-
Balance Outstanding, June 30, 2024	26,850	$7.82	5.19	$3,980
Exercisable, June 30, 2024	26,850	$7.82	5.19	$3,980

Stock Warrants

As discussed above, on June 4, 2024, the Company Pre-Funded Warrants to purchase up to 34,037 shares of Common Stock of the Company, having an exercise price of $0.0001 per share, and a purchase price of $2.1799 per Pre-Funded Warrant, The per share exercise price for the Pre-Funded Warrants was $0.0001 and the Pre-Funded Warrants were exercisable immediately. The Underwriters immediately exercised the 34,037 Pre-Funded Warrants and the Underwriters received 34,037 shares of Common Stock for cash of $3.

On June 4, 2024, concurrently with the sale of Common Stock and/or the Pre-Funded Warrants, pursuant to the Purchase Agreement in a private placement as discussed above, the Company issued an aggregate of 917,432 Common Warrants to the Investors. The Common Warrants have an exercise price of $2.06 per share and are exercisable immediately upon issuance for a five-year period. Additionally, the Placement Agent received Placement Agent Warrants to purchase up to 68,807 shares of Common Stock, at an exercise price equal to 125.0% of the offering price per share of Common Stock, or $2.725 per share. The Placement Agent Warrants are exercisable immediately upon issuance for a period of five years.

Warrant activities for the six months ended June 30, 2024 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2023	404,580	$14.05	2.31	$-
Granted	1,020,276	2.04	-	-
Exercised	(34,037)	0.0001
Balance Outstanding, June 30, 2024	1,390,819	$5.58	4.03	$-
Exercisable, June 30, 2024	1,390,819	$5.58	4.03	$-

NOTE 6 – STOCKHOLDERS’ EQUITY

Shares Authorized

On December 4, 2023, stockholders of the Company approved a decrease to the number of authorized shares of the Company’s common stock from 500,000,000 shares to 100,000,000 shares. On December 4, 2023, the Company filed a Certificate of Amendment (the “Amendment”) to its Certificate of Incorporation with the Delaware Secretary of State to decrease its authorized shares of common stock from 500,000,000 shares to 100,000,000 shares. On December 19, 2023, the Company reincorporated as a Nevada corporation and filed Articles of Incorporation with the Nevada Secretary of State on such date. The Company has 105,000,000 shares authorized which consist of 100,000,000 shares of common stock and 5,000,000 shares of preferred stock.

Series C Convertible Preferred Stock

On February 9, 2021, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series C Convertible Preferred Stock (the “Certificate of Designations”) with the Delaware Secretary of State, designating 4,280 shares of preferred stock as Series C Convertible preferred stock. The Company had designated 4,280 shares of preferred stock as Series C Convertible preferred stock. Each share of Series C Convertible Preferred Stock had a par value of $0.0001 per share and a stated value of $1,000 (the “Series C Stated Value”). Each share of Series C Convertible preferred stock was convertible, at any time and from time to time after the issuance date, at the option of the holder, into such number of shares of common stock determined by dividing the Series C Stated Value by the Series C Conversion Price. “Series C Conversion Price” means $15.00, subject to adjustment in the event of stock split, stock dividends, subsequent right offerings and similar recapitalization transactions. Notwithstanding anything herein to the contrary, after the date that the Company’s stockholder approval is obtained and deemed effective, the Company may deliver a written notice to all holders (the “Forced Conversion Notice Date”) to cause each holder to convert all or part of such holder’s Series C Convertible preferred stock pursuant to Section 6 (“Forced Conversion”), it being agreed that the “Conversion Date” shall be deemed to occur no later than the earlier of (i) two (2) trading days and (ii) the number of trading days comprising the standard settlement period following the Forced Conversion Notice Date; provided, however, a holder shall only be required to convert pursuant to a Forced Conversion to the extent that such conversion would not cause a holder to exceed its beneficial ownership limitation. On March 31, 2022, the Company notified holders of the remaining 227 shares of its Series C Convertible preferred stock of its election to force the conversion to its Series C Convertible preferred stock into shares of the Company’s common stock (see below). As of December 31, 2022, there were no shares of the Series preferred stock issued and outstanding. On December 19, 2023, the Company changed its state of incorporation from the State of Delaware to the State of Nevada and since there were no shares of Series C Convertible Stock outstanding at the time or the reincorporation the Company did not designate Series C Convertible Stock in Nevada and it was deemed cancelled.

Conversion of Series C Convertible Preferred Stock into Common Stock

On March 31, 2022, the Company notified holders of the remaining 227 shares of its Series C Convertible preferred stock of its election to force the conversion to its Series C Convertible preferred stock into shares of the Company’s common stock pursuant to the Certificate of Designations unless such conversion would cause the holder to exceed its beneficial ownership limitation pursuant to the Certificate of Designations. On March 31, 2022, the Company converted the remaining 227 Series C Convertible preferred stock into 15,167 shares of common stock.

Sale of Common Stock

On September 26, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Laidlaw & Company (UK) Ltd., as representative of the several underwriters identified therein (the “Underwriters”), relating to the public offering (the “Offering”) of 1,000,000 shares of the Company’s common stock (the “Firm Shares”), at public offering price of $5.00 per share. Under the terms of the Underwriting Agreement, the Company granted the Underwriters an option, exercisable for 45 days following the closing of the Offering, to purchase up to an additional 150,000 shares of common stock at the public offering price to cover over-allotments, if any. On September 28, 2022, the Underwriters fully exercised their over-allotment option and purchased an additional 150,000 shares (the “Option Shares,” together with the Firm Shares, the “Shares”). On September 29, 2022 the Company closed the Offering and issued the Shares for aggregate net proceeds of $4,940,948, after deducting underwriting discounts and commissions and offering expenses. The Company intends to use the net proceeds from the offering for research and development activities, sales and marketing, general working capital purposes, potential acquisitions of other companies, products or technologies, and to repay certain indebtedness. Concurrently with the closing of the Offering, the Company also issued warrants to purchase an aggregate of up to 57,500 shares of its common stock to the representative of the Underwriters or its designees, at an exercise price of $6.25 per share (the “Representative’s Warrants”). The Representative’s Warrants are exercisable beginning on March 25, 2023, and expire on September 26, 2027, pursuant to the terms and conditions of the Representative’s Warrants.

Common Stock Issued for Services

On August 29, 2022, the Company entered into a one-year consulting agreement with an entity for investor relations services. In connection with this consulting agreement, the Company issued 20,000 restricted common shares of the Company to the consultant. These shares vest immediately. These shares were valued at $135,100, or $6.755 per common share, based on contemporaneous common share sales by the Company. In connection with this consulting agreement, during the years ended December 31, 2023 and 2022, the Company recorded stock-based professional fees of $90,067 and $45,033, respectively. which was amortized into stock-based professional fees over the term of the agreement.

Stock Repurchase Plan

On January 26, 2023, the Company’s Board of Directors authorized a stock repurchase plan to repurchase up to $1.0 million of the Company’s issued and outstanding common stock, from time to time, with such plan to be in place until December 31, 2023. On January 9, 2024, the Board of Directors of the Company approved an extension of the previously announced stock repurchase program authorizing the purchase of up to $1 million of the Company’s common stock until March 31, 2024. Through December 31, 2023, the Company purchased 252,855 shares of common stock for a cost of $471,121, which is reflected in treasury stock on the accompanying consolidated balance sheet.

Stock Options

On January 18, 2021, the Company’s board of directors (“Board”) approved the Silo Pharma, Inc. 2020 Omnibus Equity Incentive Plan (the “2020 Plan”) to incentivize employees, officers, directors and consultants of the Company and its affiliates. 170,000 shares of common stock are reserved and available for issuance under the 2020 Plan, provided that certain exempt awards (as defined in the 2020 Plan), shall not count against such share limit. The 2020 Plan provides for the grant, from time to time, at the discretion of the Board or a committee thereof, of cash, stock options, including incentive stock options and nonqualified stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation units and other stock or cash-based awards. The 2020 Plan shall terminate on the tenth anniversary of the date of adoption by the Board. Subject to certain restrictions, the Board may amend or terminate the Plan at any time and for any reason. An amendment of the 2020 Plan shall be subject to the approval of the Company’s stockholders only to the extent required by applicable laws, rules or regulations. On March 10, 2021, the 2020 Plan was approved by the stockholders. On September 15, 2023, our Board of Directors adopted the Silo Pharma, Inc. Amended and Restated 2020 Omnibus Equity Incentive Plan which was approved by the Company’s stockholders on December 4, 2023. The Amended and Restated Omnibus Equity Incentive Plan (i) increases the number of shares of common stock that may be issued under such plan by 300,000 shares to 470,000 shares and (ii) includes clawback provisions to comply with recent developments of applicable law.

On December 29, 2021 and effective January 1, 2022, the Board granted an aggregate of 6,849 incentive stock options under the 2020 Plan, to two non-employee board members, exercisable at $7.30 per share which expire on December 26, 2026 and vest on the first anniversary date of the grant date. These options were valued at $30,224 on the grant date using a Binomial Lattice option pricing model with the following assumptions: risk-free interest rate of 0.75%, expected dividend yield of 0%, expected term of 2 years using the simplified method and expected volatility of 115% based on historical volatility. The Company recorded the fair value of the unvested stock options, in the amount of $30,224, as deferred compensation which is being amortized over the vesting period.

On January 27, 2022, pursuant to an Employment Agreement (see Note 8), an aggregate of 16,000 incentive stock options were issued under the 2020 Plan, to Dr. Kou, exercisable at $10.00 per share and expires on January 31, 2032. The stock options vest as follows: (i) 6,000 stock options upon issuance; (ii) 5,000 vests on October 31, 2022 and; (iii) 5,000 vests on October 31, 2023. The 16,000 stock options had a fair value of $94,915 which were valued at the grant date using a Binomial Lattice option pricing model with the following assumptions: risk-free interest rate of 1.18%, expected dividend yield of 0%, expected term of 2 years using the simplified method and expected volatility of 117% based on historical volatility. The Company recorded the fair value of the stock options, in the amount of $94,915, as deferred compensation which is being amortized over the vesting period.

During the years ended December 31, 2023 and 2022, the Company amortized $14,125 and $111,014 of the deferred compensation which was recorded as compensation expenses in the accompanying consolidated statement of operations and comprehensive loss. As of December 31, 2023, there was no remaining deferred compensation related to these issuances. As of December 31, 2022, the deferred compensation related to these issuances had a balance of $14,125.

Stock option activities for the years ended December 31, 2023 and 2022 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2021	12,849	$3.89	2.54	$42,870
Granted	16,000	10.0	-	-
Balance Outstanding, December 31, 2022	28,849	7.28	6.31	20,130
Granted	-	-	-	-
Balance Outstanding, December 31, 2023	28,849	$7.28	5.31	$8,610
Exercisable, December 31, 2023	28,849	$7.28	5.31	$8,610

Stock Warrants

On September 26, 2022, concurrently with the closing of the Offering as discussed above, the Company also issued warrants to purchase an aggregate of up to 57,500 shares of its common stock to the representative of the Underwriters or its designees, at an exercise price of $6.25 per share (the “Representative’s Warrants”). The Representative’s Warrants are exercisable beginning on March 25, 2023, and expire on September 26, 2027, pursuant to the terms and conditions of the Representative’s Warrants.

Warrant activities for the years ended December 31, 2023 and 2022 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2021	347,080	$15.5	4.1	$-
Granted	57,500	6.25	5.0	-
Balance Outstanding, December 31, 2022	404,580	14.05	3.3	-
Granted	-	-	-	-
Balance Outstanding, December 31, 2023	404,580	$14.05	2.3	$-
Exercisable, December 31, 2023	404,580	$14.05	2.3	$-